Note D - Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2014	2015	2016	2017	2018	Thereafter	Total
$860	$539	$398	$272	$211	$11	$2,291